Related Party Transactions - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions
Share-based compensation	$ 0	$ 0	$ 0